Results for the year - Research and Development Costs - Research and Development Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Employee costs (note 2.4)	kr 6,269	kr 5,968	kr 6,288
Amortisation and impairment losses, intangible assets (note 3.1)	1,025	522	769
Depreciation and impairment losses, property, plant and equipment (note 3.1)	724	783	468
Other research and development costs	7,444	6,947	7,280
Total research and development costs	kr 15,462	kr 14,220	kr 14,805
As percentage of net sales	12.20%	11.70%	13.20%